Stockholders'Deficit and Preferred Stock Subject to Redemption (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of summary of stock option activity
		Options Outstanding
	Shares Available for Grant of Options & Shares	Number of Shares	Price per Share	Weighted Average Exercise Price

Balance at December 31, 2014	1,470,000	1,730,000	$0.42	$0.42
Options granted	(130,000)	130,000	$1.15- $3.00	$2.29
Options exercised	-	-
Options cancelled	680,000	(680,000)	$0.42	$0.42
Subtotal	2,020,000	1,180,000	$0.42-$3.00	$0.63
Shares used for restricted stock awards (see discussion below)	(1,200,000)
Balance at December 31, 2015	820,000

Schedule of weighted average assumptions for employee options
	For the Year Ended December 31,
	2015	2014
Dividend yield	0.00%	0.00%
Volatility factor	75.00%	75.00%
Risk-free interest rate	1.68-1.85%	1.93%
Expected term (years)	6.25-6.50	6.5
Weighted-average fair value of options granted during the periods	$2.69	$1.27